C1 Fund Inc.

El Camino Real, Building 4

Palo Alto, CA 94306

CBIZ CPAS P.C.

One Montgomery Street, Suite 1700

San Francisco, CA 94104

This representation letter is provided in connection with your audit of the financial statements of C1 Fund Inc. (the “Fund”), which comprise the statement of assets and liabilities including the schedule of investments as of December 31, 2025, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the period August 6, 2025 (commencement of operations) through December 31, 2025, and the related notes to the financial statements (collectively referred to as the “financial statements”), for the purpose of expressing an opinion as to whether the financial statements are presented fairly, in all material respects, in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP), including all applicable SEC pronouncements.

Certain representations in this letter are described as being limited to matters that are material. Items are considered material, regardless of size, if they involve an omission or misstatement of accounting information that, in light of surrounding circumstances, makes it probable that the judgment of a reasonable person relying on the information would be changed or influenced by the omission or misstatement. An omission or misstatement that is monetarily small in amount could be considered material as a result of qualitative factors.

We confirm, to the best of our knowledge and belief, the following representations made to you during your audit.

Financial Statements

1.	We have fulfilled our responsibilities, as set out in the terms of the audit engagement letter dated March 16, 2026, for the preparation and fair presentation of the financial statements in accordance with U.S. GAAP, including all applicable SEC pronouncements.

2.	We acknowledge our responsibility for the design, implementation, and maintenance of the system of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

3.	We acknowledge our responsibility for the design, implementation, and maintenance of internal control to prevent and detect fraud.

4.	The methods, data, and significant assumptions used by us in making accounting estimates and their related disclosures are appropriate to achieve recognition, measurement, or disclosure that is reasonable in the context of U.S. GAAP.

5.	Related party relationships and transactions have been appropriately accounted for and disclosed in accordance with the requirements of U.S. GAAP.

6.	The Fund has no plans or intentions that may materially affect the carrying value or classification of assets and liabilities.

CBIZ CPAs P.C.

7.	There are no significant deficiencies, including material weaknesses, in the design or operation of internal controls, including complementary user entity controls identified in SSAE 18 reports related to our use of service organizations, if applicable, which could adversely affect the Fund’s ability to record, process, summarize, and report financial data, except as discussed below:

Material Weaknesses related to the following were identified:

•	Lack of sufficient personnel with an appropriate level of internal control and accounting knowledge, skills, training and experience commensurate with the Company’s financial reporting requirements and managing a closed-end investment company registered under the Investment Company Act of 1940, and the rules thereunder;

•	Segregation of duties and policies and procedures related to the treasury and expense processes;

•	Lack of policies and control procedures related to the valuation, safeguarding and existence of investments;

•	Review and monitoring for compliance related to taxation for regulated investment companies;

•	Lack of policies and control procedures related to the review and approval of the financial statements and financial reporting package

8.	We have reviewed and approved all adjusting journal entries proposed by you during your engagement that have been recorded in our general ledger and reflected properly in the financial statements and footnotes (summarized in the accompanying attachment A).

9.	The Fund is in compliance with all the applicable requirements of Sarbanes-Oxley, including but not limited to, the absence of irregularities involving management or those employees who have significant roles in the Fund’s internal control structure and loans or advances to officers and directors.

10.	We have used the criteria set forth by the Committee of Sponsoring Organizations of the Treadway Commission in the Internal Control-Integrated Framework (2013 version) (“COSO 2013”) to design, test and evaluate the operating effectiveness of our internal controls over financial reporting. Based on our testing and evaluation, including our supervision and the participation of others, we have concluded that our internal control over financial reporting was not effective.

11.	The effects of all known actual or possible litigation, claims, and assessments have been accounted for and disclosed in accordance with U.S. GAAP.

12.	Material concentrations have been properly disclosed in accordance with U.S. GAAP.

13.	Guarantees, whether written or oral, under which the Fund is contingently liable, have been properly recorded or disclosed in accordance with U.S. GAAP.

14.	With regard to items reported at fair value:

a.	The underlying assumptions are reasonable, and they appropriately reflect management’s intent and ability to carry out its stated courses of action.

b.	The measurement methods and related assumptions used in determining fair value are appropriate in the circumstances and have been consistently applied.

CBIZ CPAs P.C.

c.	The disclosures related to fair values are complete, adequate, and in conformity with U.S. GAAP.

d.	There are no subsequent events that require adjustments to the fair value measurements and disclosures included in the financial statements.

15.	With respect to tax compliance services, we have performed the following:

a.	Assumed all management responsibilities.

b.	Designated an individual (within senior management) with suitable skill, knowledge, or experience to oversee the services.

c.	Evaluated the adequacy and results of the services performed.

d.	Accepted responsibility for the results of the services.

16.	We have evaluated our tax positions in accordance with ASC 740 “Income Taxes”. Specifically, we have determined whether our tax positions would be sustained upon examination, including resolution of any related appeals or litigation, based on the technical merits of the positions (assuming the taxing authority has full knowledge of all information) based upon a “more-likely-than-not” (MLTN) threshold. If this threshold is not met, none of the tax benefit provided by the position is reflected in the financial statements. For a tax position that meets the MLTN recognition threshold, the benefit is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Additionally, related interest and penalties, if any, have been recorded in accordance with ASC 740 “Income Taxes”.

17.	We have furnished to you all communications, whether written or oral, from regulatory agencies, such as the Securities and Exchange Commission (SEC) or the Internal Revenue Service, nor have there been inquiries from any governmental or regulatory bodies concerning potential noncompliance with, or deficiencies in, applicable law or financial reporting practices nor any other matters.

18.	Neither the Fund nor any of its affiliates, as defined under SEC Independence rules, have held CBIZ, Inc. (CBZ) securities, including stocks, bonds, notes, options, and other securities for the period under audit through the date of this letter. Additionally, for the same period, our officers and directors have not been and are not, individually or in the aggregate, record or beneficial owners of more than 5% of CBIZ, Inc.’s equity securities.

Information Provided

19.	We have provided you with:

a.	Access to all information, of which we are aware, that is relevant to the preparation and fair presentation of the financial statements, such as records, documentation, and other matters.

b.	Lists of “Affiliated Companies” of the Fund, as defined in the 1940 Act. In general, a company is deemed to be an “Affiliate” of the Fund if the Fund owns 5% or more of the voting securities (i.e., securities with the right to elect directors) of such company.

CBIZ CPAs P.C.

c.	Additional information that you have requested from us for the purpose of the audit.

d.	Unrestricted access to persons within the Fund from whom you determined it necessary to obtain audit evidence.

e.	A written acknowledgement of all the documents that we expect to issue that will be included in the annual report and the planned timing and method of issuance of that annual report.

f.	A final version of the annual report (including all the documents that, together, comprise the annual report) in a timely manner prior to the date of the auditors’ report.

g.	All minutes of the meetings of stockholders, directors and committees of directors, or summaries of actions of recent meetings for which minutes have not yet been prepared. The last such meeting was held on April 29, 2026.

h.	Investment related agreements for direct portfolio investments.

20.	The financial statements and any other information included in the annual report are consistent with one another, and the other information does not contain any material misstatements.

21.	All material transactions have been recorded in the accounting records and are reflected in the financial statements.

22.	We have disclosed to you the results of our assessment of the risk that the financial statements may be materially misstated as a result of fraud.

23.	We do not have knowledge of any fraud or suspected fraud that affects the Fund and involves:

a.	Management,

b.	Employees who have significant roles in internal control, or

c.	Others where the fraud could have a material effect on the financial statements.

24.	We do not have knowledge of any allegations of fraud or suspected fraud affecting the Fund’s financial statements communicated by employees, former employees, vendors (contractors), regulators, or others. There are no:

a.	instances of noncompliance or suspected noncompliance with laws and regulations whose effects should be considered for disclosure in the financial statements, as a basis for recording a loss contingency, or otherwise considered when preparing the financial statements.

b.	other liabilities or gain or loss contingencies that are required to be accrued or disclosed by ASC 450 “Contingencies”.

c.	material transactions that have not been properly recorded in the accounting records underlying the financial statements.

CBIZ CPAs P.C.

d.	cybersecurity breaches or other cyber events whose effects should be considered for disclosure in the financial statements, as a basis for recording a loss contingency, or otherwise considered when preparing the financial statements.

25.	There are no unasserted claims or assessments that our lawyer has advised us are probable of assertion and must be disclosed in accordance with ASC 450 “Contingencies”. We have disclosed to you all attorneys that have been consulted concerning litigation, claims or assessments and we are not aware of any pending or threatened litigation, claims or assessments or unasserted claims that are required to be accrued or disclosed in accordance with ASC 450 “Contingencies”.

26.	We have disclosed to you the names of all of the Fund’s related parties and all the related party relationships and transactions, including any side agreements.

27.	We have no knowledge of concentrations existing at the date of the financial statements that make the Fund vulnerable to the risk of a near-term severe impact that have not been properly disclosed in the financial statements. We understand that concentrations refer to volumes of business, revenues, available sources of supply, or markets or geographic areas for which events could occur that would significantly disrupt normal finances within the next year. We understand that near-term means the period within one year of the date of the financial statements.

28.	Financial instruments with off-balance-sheet risk and financial instruments with concentrations of credit risk have been properly recorded or disclosed in the financial statements.

29.	The Fund has complied with all aspects of contractual agreements that would have a material effect on the financial statements in the event of noncompliance.

30.	The Fund has satisfactory title to all owned assets, and there are no liens or encumbrances on such assets nor has any asset or future revenue been pledged as collateral.

31.	We have no outstanding past due share of the accounting support fee assessed by the Public Company Accounting Oversight Board pursuant to Rule 7101.

32.	We have reviewed ASC 820 “Fair Value Measurements & Disclosures” and all assets and liabilities have been properly categorized into Level 1, 2, or 3 of the Fair Value Hierarchy, and all disclosure requirements have been complied with in all material respects.

33.	The methods and significant assumptions used to determine fair values of Level 3 investments result in a measure of fair value appropriate for financial statement measurement and disclosure purposes.

34.	The Fund has complied with the provisions of the 1940 Act, the rules and regulations thereunder, and with the provisions of its prospectus and the requirements of various Blue Sky laws under which the Fund operates.

35.	The Fund has complied with the requirements of Subchapter M of the Internal Revenue Code of 1986 (IRC), as amended, through the date of this letter, and intends to continue to so comply. The Fund has made sufficient distributions to eliminate any material income tax liability. As applicable, the Fund has properly identified all passive foreign investment companies, partnerships, and real estate investment trusts (REITs) that it holds, as well as all straddle positions that are open at the balance sheet date.

CBIZ CPAs P.C.

36.	The Fund’s shares have been issued and redeemed during the period in accordance with its registration statement and applicable regulation. The daily net asset value has been properly computed throughout the period for open-end funds in accordance with Rule 2a-4 of the Act (or Rule 2a-7 for money market funds) and was correctly applied in the computation of daily capital stock sales and redemption transactions.

37.	The Fund did not make any commitments during the year as underwriter, nor did it engage in any transactions made on margin, in joint trading or in a joint investment account, or in selling short.

38.	The Fund, except to the extent indicated in the financial statements:

a.	Does not own any securities of persons who are directly affiliated as defined in Section 2(a)(3) of the Act.

b.	Does not own any securities either of directly affiliated, or, to the best information and belief of management, indirectly affiliated entities.

c.	Has not received income from, or realized gain or loss on sales of, investments in or indebtedness of such affiliated entities.

d.	Has not incurred expenses for management or other service fees payable to such affiliated entities.

e.	has not otherwise engaged in transactions with affiliated entities.

39.	The Fund has appropriately identified its investments as qualifying or non-qualifying assets as defined in Section 55(a) under the Investment Company Act of 1940, as amended.

40.	We have either (i) performed an assessment of whether there are conditions or events, considered in the aggregate, that raise substantial doubt about our ability to continue as a going concern for a reasonable period of time (defined as the time within one year after the date that the financial statements are issued, or available to be issued, where applicable), or (ii) we have reviewed, accept responsibility for, and agree with the conclusions of such assessment. In assessing the appropriateness of the going concern basis for the Fund, we have taken account of all relevant information covering a reasonable period of time. Additionally, we are not aware of any conditions or events beyond such reasonable period of time that may have an effect on our ability to continue as a going concern.

CBIZ CPAs P.C.

41.	To the best of our knowledge and belief, no events have occurred subsequent to the balance sheet date and through the date of this letter that would require adjustment to, or disclosure in, the financial statements, except as reflected and/or disclosed in the financial statements. Such events include, but are not limited to, the following:

a.	material changes in operations,

b.	material changes in profitability of operations,

c.	significant changes in capital stock (i.e., authorization, issuance, splits, options or warrants),

d.	significant changes in working capital,

e.	unusual transactions performed or adjustments made,

f.	material change in accounting estimates,

g.	new tax examinations,

h.	new material contracts or agreements,

i.	significant acquisitions, or divestitures contemplated, pending or completed,

j.	changes in the Fund’s related parties or significant related party transactions,

k.	significant unusual transactions, or

l.	significant cyber events that may have a material effect on the financial statements.

C1 Fund Inc.

/s/ Najam Kidwai	5/8/2026
Dr. Najam Kidwai, Chief Executive Officer	Date

/s/ David Hytha	5/8/2026
David Hytha, Chief Financial Officer	Date

Attachment A – Summary of Corrected Misstatement

For the Quarter Ended December 31, 2025

Account Description	Debit	Credit
Summary of adjusted misstatement Journal Entry 1
Shares issued	$2,557,314
Organizational expenses and offering costs		$2,557,314
Total	$2,557,314	$2,557,314

Note: The above corrected misstatement relates to appropriately recording the offering costs capitalized related to the issuance of shares for the period ended December 31, 2025.

Summary of adjusted misstatement Journal Entry 2
Cash (beginning balance)	$104,950
Deferred offering Costs (beginning balance)	$2,546,581
Accrued offering costs payable – related party (beginning balance)		$2,546,581
Other Liabilities (beginning balance)		$4,850
Paid-in-capital (beginning balance)		$100,100
Total	$2,651,531	$2,651,531

Note: The above corrected misstatement relates to appropriately recording the opening cash and Net Assets of the Fund as of August 6, 2025.